UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 2.3%
Gentex Corp.	535,001	$11,176,171
Horizon Global Corp.	290,000	5,675,300	*

Total Auto Components		16,851,471

Automobiles - 1.1%
REV Group Inc.	310,000	7,824,400	*

Diversified Consumer Services - 2.0%
Service Corporation International	500,183	14,570,331

Hotels, Restaurants & Leisure - 3.1%
Chuy’s Holdings Inc.	241,003	7,085,488	*
Planet Fitness Inc., Class A Shares	376,999	7,932,059
Potbelly Corp.	560,001	7,280,013	*

Total Hotels, Restaurants & Leisure		22,297,560

Media - 2.0%
Gray Television Inc.	1,220,426	14,462,048	*

Specialty Retail - 3.1%
Monro Muffler Brake Inc.	172,996	10,362,460
Murphy USA Inc.	189,997	12,102,809	*

Total Specialty Retail		22,465,269

TOTAL CONSUMER DISCRETIONARY		98,471,079

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.8%
Sprouts Farmers Market Inc.	669,999	12,508,881	*
United Natural Foods Inc.	165,062	7,543,334	*

Total Food & Staples Retailing		20,052,215

Food Products - 0.8%
TreeHouse Foods Inc.	80,028	6,072,525	*

Personal Products - 0.6%
Inter Parfums Inc.	125,183	4,268,740

TOTAL CONSUMER STAPLES		30,393,480

ENERGY - 3.5%
Energy Equipment & Services - 1.2%
Smart Sand Inc.	510,907	8,889,782	*

Oil, Gas & Consumable Fuels - 2.3%
Extraction Oil & Gas Inc.	422,004	7,562,311	*
Sanchez Energy Corp.	693,134	9,190,957	*

Total Oil, Gas & Consumable Fuels		16,753,268

TOTAL ENERGY		25,643,050

FINANCIALS - 19.1%
Banks - 6.7%
First Interstate BancSystem Inc., Class A Shares	360,131	14,819,391
Hancock Holding Co.	160,056	7,338,568
LegacyTexas Financial Group Inc.	377,132	15,583,094
Popular Inc.	241,999	10,752,015

Total Banks		48,493,068

Consumer Finance - 2.9%
OneMain Holdings Inc.	467,163	10,455,108	*
PRA Group Inc.	263,999	10,507,160	*

Total Consumer Finance		20,962,268

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Insurance - 3.8%
Assured Guaranty Ltd.	255,093	$9,925,669
Kinsale Capital Group Inc.	250,086	7,340,024
ProAssurance Corp.	200,075	10,884,080

Total Insurance		28,149,773

Thrifts & Mortgage Finance - 5.7%
Beneficial Bancorp Inc.	519,999	9,281,982
NMI Holdings Inc., Class A Shares	761,848	8,227,958	*
Radian Group Inc.	545,198	10,031,643
Washington Federal Inc.	420,155	13,802,092

Total Thrifts & Mortgage Finance		41,343,675

TOTAL FINANCIALS		138,948,784

HEALTH CARE - 9.7%
Biotechnology - 4.2%
Amarin Corp. PLC, ADR	2,679,999	7,959,597	*
Ironwood Pharmaceuticals Inc.	581,999	8,369,146	*
Ligand Pharmaceuticals Inc.	75,500	8,003,755	*
Radius Health Inc.	147,003	6,397,570	*

Total Biotechnology		30,730,068

Health Care Equipment & Supplies - 0.8%
Quotient Ltd.	878,276	5,673,663	*

Health Care Providers & Services - 2.9%
HealthEquity Inc.	322,500	14,915,625	*
Molina Healthcare Inc.	106,040	6,014,589	*

Total Health Care Providers & Services		20,930,214

Life Sciences Tools & Services - 1.8%
INC Research Holdings Inc., Class A Shares	100,033	5,301,749	*
Medpace Holdings Inc.	220,000	7,675,800	*

Total Life Sciences Tools & Services		12,977,549

TOTAL HEALTH CARE		70,311,494

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.3%
HEICO Corp.	127,048	9,776,344

Airlines - 1.0%
Allegiant Travel Co.	44,505	7,654,860

Building Products - 1.4%
Continental Building Products Inc.	424,998	9,881,203	*

Machinery - 0.9%
CIRCOR International Inc.	104,037	6,479,424

Marine - 1.0%
Matson Inc.	200,075	7,134,675

Professional Services - 1.4%
ICF International Inc.	190,073	9,883,796	*

Road & Rail - 1.7%
Landstar System Inc.	71,239	6,026,819
Marten Transport Ltd.	265,095	6,057,421

Total Road & Rail		12,084,240

Trading Companies & Distributors - 4.7%
GATX Corp.	240,084	13,881,657
Rush Enterprises Inc., Class A Shares	318,110	10,418,102	*
Triton International Ltd.	417,141	10,153,212

Total Trading Companies & Distributors		34,452,971

TOTAL INDUSTRIALS		97,347,513

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 20.3%
Electronic Equipment, Instruments & Components - 4.2%
ePlus Inc.	90,030	$10,087,862	*
Methode Electronics Inc.	290,105	12,198,915
MTS Systems Corp.	145,048	8,427,289

Total Electronic Equipment, Instruments & Components		30,714,066

Internet Software & Services - 8.4%
2U Inc.	300,107	10,215,642	*
Bankrate Inc.	1,095,392	11,939,773	*
Criteo SA, ADR	148,052	6,672,704	*
Q2 Holdings Inc.	372,135	11,815,286	*
Web.com Group Inc.	484,997	9,190,693	*
WebMD Health Corp.	213,997	10,676,310	*

Total Internet Software & Services		60,510,408

IT Services - 3.6%
CSG Systems International Inc.	170,059	8,230,856
EVERTEC Inc.	504,178	8,596,235
WNS Holdings Ltd., ADR	334,144	9,503,055	*

Total IT Services		26,330,146

Semiconductors & Semiconductor Equipment - 3.2%
Power Integrations Inc.	98,030	6,960,130
Semtech Corp.	269,552	8,881,738	*
Veeco Instruments Inc.	284,997	7,338,673	*

Total Semiconductors & Semiconductor Equipment		23,180,541

Software - 0.9%
Manhattan Associates Inc.	120,999	6,202,409	*

TOTAL INFORMATION TECHNOLOGY		146,937,570

MATERIALS - 2.6%
Chemicals - 1.3%
Balchem Corp.	110,035	9,379,384

Paper & Forest Products - 1.3%
Clearwater Paper Corp.	152,998	9,623,574	*

TOTAL MATERIALS		19,002,958

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Homes 4 Rent, Class A Shares	380,136	8,469,430
Lexington Realty Trust	590,213	6,327,083
Potlatch Corp.	240,084	9,891,461
Summit Hotel Properties Inc.	660,997	10,463,583

Total Equity Real Estate Investment Trusts (REITs)		35,151,557

Real Estate Management & Development - 1.3%
Realogy Holdings Corp.	360,003	9,327,678

TOTAL REAL ESTATE		44,479,235

UTILITIES - 1.6%
Electric Utilities - 1.6%
PNM Resources Inc.	337,500	11,610,000

TOTAL COMMON STOCKS (Cost - $535,033,419)		683,145,163

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 2.8%
FINANCIALS - 2.8%
Main Street Capital Corp.		227,038	$8,034,875	(a)
PennantPark Investment Corp.		680,387	5,368,253	(a)
Triangle Capital Corp.		359,440	6,843,738	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $19,759,220)			20,246,866

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $554,792,639)			703,392,029

	RATE
SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $38,894,582)	0.424%	38,894,582	38,894,582

TOTAL INVESTMENTS - 102.3% (Cost - $593,687,221#)			742,286,611
Liabilities in Excess of Other Assets - (2.3)%			(16,818,023)

TOTAL NET ASSETS - 100.0%			$725,468,588

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$683,145,163	—	—	$683,145,163
Investments in Underlying Funds	20,246,866	—	—	20,246,866

Total Long-Term Investments	703,392,029	—	—	703,392,029

Short-Term Investments†	38,894,582	—	—	38,894,582

Total Investments	$742,286,611	—	—	$742,286,611

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$161,548,474
Gross unrealized depreciation	(12,949,084)

Net unrealized appreciation	$148,599,390

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2017